SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Convertible bonds:	19,351	34,316
Total:	19,351	34,316

Short-term investments included convertible bonds with maturities less than 1 year, which were classified as available-for-sales investments and measured at fair value. The Group recognized RMB1,243, RMB1,240 and RMB2,006 unrealized gains from these investments in 2020, 2021 and 2022.